Note 11 - Share-based Compensation	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
11.	Share-based compensation

During the
six
months ended
June 30, 2019,
the Company granted
100,000
restricted shares to an employee, of which
50,000
restricted shares contain service vesting conditions and
50,000
restricted shares contain performance conditions.

The following table summarizes total share-based compensation expense recognized for the three
and
six
months ended
June 30, 2018
and
2019:

	Three months ended		Six months ended
	June 30,		June 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	978	220	5,851	376
General and administrative	14	696	(658)	911

Total	992	916	5,193	1,287